Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
November 30, 2024
SOF-NPRT3-0125
1.810708.120
Common Stocks - 95.3%
	Shares	Value ($)
CANADA - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (a)	282,800	32,691,680
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	25,200	2
TOTAL CANADA		32,691,682
FRANCE - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Capgemini SE	723,900	116,367,074
IRELAND - 2.2%
Information Technology - 2.2%
IT Services - 2.2%
Accenture PLC Class A	678,200	245,759,334
UNITED STATES - 91.8%
Communication Services - 3.1%
Interactive Media & Services - 3.1%
Alphabet Inc Class A	1,410,800	238,354,660
Meta Platforms Inc Class A	61,800	35,492,976
ZoomInfo Technologies Inc (a)	6,970,900	76,261,646
		350,109,282
Financials - 5.2%
Financial Services - 5.2%
Block Inc Class A (a)	1,922,127	170,204,346
Mastercard Inc Class A	340,200	181,306,188
Toast Inc Class A (a)	1,185,096	51,599,079
Visa Inc Class A	572,220	180,295,078
		583,404,691
Industrials - 0.2%
Professional Services - 0.2%
Paycom Software Inc	112,100	25,998,232
Information Technology - 83.3%
IT Services - 11.3%
Akamai Technologies Inc (a)	458,025	43,063,510
Cloudflare Inc Class A (a)	1,770,349	176,733,941
Cognizant Technology Solutions Corp Class A	1,851,700	149,043,333
EPAM Systems Inc (a)	675,825	164,847,234
MongoDB Inc Class A (a)	692,500	223,324,325
Okta Inc Class A (a)	1,861,691	144,392,754
Snowflake Inc Class A (a)	1,094,800	191,371,040
Twilio Inc Class A (a)	1,806,029	188,802,272
		1,281,578,409
Software - 72.0%
Adobe Inc (a)	1,469,300	758,055,950
Amplitude Inc Class A (a)	8,388,876	86,740,978
Atlassian Corp Class A (a)	959,750	252,970,905
Autodesk Inc (a)	1,229,600	358,920,240
BILL Holdings Inc (a)	1,019,900	92,015,378
BlackLine Inc (a)	2,274,000	141,010,740
Cadence Design Systems Inc (a)	260,003	79,771,520
Confluent Inc Class A (a)	3,736,585	115,236,281
Crowdstrike Holdings Inc Class A (a)	299,686	103,682,365
Datadog Inc Class A (a)	1,276,232	194,944,438
Dynatrace Inc (a)	227,100	12,760,749
Elastic NV (a)	1,687,157	184,676,205
Five9 Inc (a)	3,817,800	157,598,784
Gen Digital Inc	2,623,918	80,947,870
HubSpot Inc (a)	349,900	252,295,395
Intuit Inc	364,558	233,947,805
Microsoft Corp	6,181,002	2,617,407,108
Oracle Corp	1,435,327	265,305,843
Palo Alto Networks Inc (a)	716,300	277,795,466
PTC Inc (a)	255,289	51,073,117
RingCentral Inc Class A (a)	550,600	20,719,078
Salesforce Inc	2,993,084	987,687,790
Synopsys Inc (a)	149,200	83,326,708
Tenable Holdings Inc (a)	3,671,828	154,143,339
Unity Software Inc (a)	4,616,485	111,303,453
Workday Inc Class A (a)	1,063,400	265,839,366
Workiva Inc Class A (a)	1,745,742	169,773,410
		8,109,950,281
TOTAL INFORMATION TECHNOLOGY		9,391,528,690

TOTAL UNITED STATES		10,351,040,895
TOTAL COMMON STOCKS (Cost $4,456,022,106)		10,745,858,985

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $527,564,697)	4.64	527,459,206	527,564,697

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,983,586,803)	11,273,423,682
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,265,108)
NET ASSETS - 100.0%	11,271,158,574

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	480,172,960	1,284,534,767	1,237,148,080	9,977,064	5,050	-	527,564,697	1.0%
Fidelity Securities Lending Cash Central Fund	143,218,575	705,784,536	849,003,111	42,355	-	-	-	0.0%
Total	623,391,535	1,990,319,303	2,086,151,191	10,019,419	5,050	-	527,564,697

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Everbridge, Inc.	58,877,929	-	-	-	(8,608,927)	22,625,498	-
Five9 Inc	125,486,455	79,818,434	6,668,675	-	(16,047,816)	(24,989,614)	157,598,784
Total	184,364,384	79,818,434	6,668,675	-	(24,656,743)	(2,364,116)	157,598,784

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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